Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Ordinary shares par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares authorized	800,000,000	800,000,000		500,000,000	500,000,000
Ordinary shares issued	190,879,919	183,826,753
Ordinary shares outstanding	190,879,919	183,826,753